Long term debt - Schedules (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 1,495,671	$ 1,494,471
Less current portion	(499,599)	0
Long-term debt	996,072	1,494,471
2019 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	499,599
2020 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2021 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	398,873
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	597,199
Series D [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 499,599	499,020
Stated interest rates on debentures	5.67%
Maturity date of borrowings	September 2, 2019
Series E [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 398,873	398,604
Stated interest rates on debentures	3.75%
Maturity date of borrowings	November 14, 2022
Series F [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 99,286	99,271
Stated interest rates on debentures	5.09%
Maturity date of borrowings	November 14, 2042
Series G [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 497,913	$ 497,576
Stated interest rates on debentures	4.19%
Maturity date of borrowings	June 24, 2024